Condensed Consolidated Balance Sheets (Parentheticals) - USD ($)	Oct. 31, 2022	Sep. 30, 2022	Jul. 31, 2022	Dec. 31, 2021	Jul. 31, 2021
Preferred stock par value (in Dollars per share)		$ 0.0001		$ 0.0001
Preferred stock, shares authorized		1,000,000		1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
DIGERATI TECHNOLOGIES, INC
Preferred stock par value (in Dollars per share)	$ 0.001		$ 0.001		$ 0.001
Preferred stock, shares authorized	50,000,000		50,000,000		50,000,000
Common stock, par value (in Dollars per share)	$ 0.001		$ 0.001		$ 0.001
Common stock, shares authorized	500,000,000		500,000,000		500,000,000
Common stock, shares issued	145,064,390		142,088,039		138,538,039
Common stock, shares outstanding	145,064,390		142,088,039		138,538,039
Convertible note payable, current, net (in Dollars)	$ 163		$ 120		$ 340
Note payable, current, related party, net (in Dollars)	30		40		0
Note payable, current, net (in Dollars)	386		181		714
Note payable, net (in Dollars)	$ 0		313		4,641
Notes payable, related party, net (in Dollars)			0		0
Convertible note payable, net (in Dollars)			$ 0		$ 0
Class A Common Stock
Common stock subject to possible redemption, par value (in Dollars per share)		$ 0.0001		$ 0.0001
Subject to possible redemption value		12,650,000		12,650,000
Redemption value, per share (in Dollars per share)		$ 10.28		$ 10.15
Common stock, par value (in Dollars per share)		$ 0.0001		$ 0.0001
Common stock, shares authorized		100,000,000		100,000,000
Common stock, shares issued		158,125		158,125
Common stock, shares outstanding		158,125		158,125
Class B Common Stock
Common stock, par value (in Dollars per share)		$ 0.0001		$ 0.0001
Common stock, shares authorized		20,000,000		20,000,000
Common stock, shares issued		3,162,500		3,162,500
Common stock, shares outstanding		3,162,500		3,162,500
Convertible Series A Preferred Stock | DIGERATI TECHNOLOGIES, INC
Preferred stock par value (in Dollars per share)	$ 0.001		$ 0.001		$ 0.001
Preferred stock, shares issued	200,000		225,000		225,000
Preferred stock, shares outstanding	200,000		225,000		225,000
Preferred stock, shares designated	1,500,000		1,500,000		1,500,000
Convertible Series B Preferred Stock | DIGERATI TECHNOLOGIES, INC
Preferred stock par value (in Dollars per share)	$ 0.001		$ 0.001		$ 0.001
Preferred stock, shares issued	425,442		425,442		425,442
Preferred stock, shares outstanding	425,442		425,442		425,442
Preferred stock, shares designated	1,000,000		1,000,000		1,000,000
Convertible Series C Preferred Stock | DIGERATI TECHNOLOGIES, INC
Preferred stock par value (in Dollars per share)	$ 0.001		$ 0.001		$ 0.001
Preferred stock, shares issued	55,400		55,400		55,400
Preferred stock, shares outstanding	55,400		55,400		55,400
Preferred stock, shares designated	1,000,000		1,000,000		1,000,000
Series F Super Voting Preferred Stock | DIGERATI TECHNOLOGIES, INC
Preferred stock par value (in Dollars per share)	$ 0.001		$ 0.001		$ 0.001
Preferred stock, shares issued	100		100		100
Preferred stock, shares outstanding	100		100		100
Preferred stock, shares designated	100		100		100